Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders	12 Months Ended
Mar. 31, 2020
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Non-controlling Interests and Equity Attributable to Other Equity Instruments Holders
25	NON-CONTROLLING INTERESTS AND EQUITY ATTRIBUTABLE TO OTHER EQUITY INSTRUMENTS HOLDERS
Non-controlling
interests
Non-controlling
interests at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Preferred securities issued by subsidiaries	¥—	¥436,500
Others	60,296	57,623

Total non-controlling interests	¥60,296	¥494,123

Preferred securities issued by subsidiaries
Preferred securities issued by subsidiaries consisted of the following:

	Redemption at the option of Issuer	At March 31,
		2020	2019
		(In millions)
SMFG Preferred Capital JPY 2 Limited
Series B (non-cumulative perpetual preferred securities)	July 2019	¥—	¥140,000
Series E (non-cumulative perpetual preferred securities)	July 2019	—	33,000
SMFG Preferred Capital JPY 3 Limited
Series A (non-cumulative step-up perpetual preferred securities)	January 2020	—	99,000
Series B (non-cumulative perpetual preferred securities)	January 2020	—	164,500

Preferred securities issued by subsidiaries		¥—	¥436,500

Others
Others represent the equity in the Group’s subsidiaries not attributable, directly or indirectly, to the Group. They were not considered individually material to the Group at March 31, 2020 and 2019.

Equity attributable to other equity instruments holders
Equity attributable to other equity instruments holders at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Perpetual subordinated bonds	¥684,476	¥598,703

Total equity attributable to other equity instruments holders	¥684,476	¥598,703

SMFG issued perpetual subordinated bonds, which are Basel
III-compliant
Additional Tier 1 capital instruments and are classified as equity under IFRS.
The bonds bear a fixed rate of interest until the first call date. After the first call date, they will bear floating rate of interest unless they are redeemed. SMFG may at any time and in its sole discretion, elect to cancel any interest payment. If cancelled, interest payments are non-cumulative
and will not increase to compensate for any short-fall in interest payments in any previous year.
These bonds are undated, have no final maturity date and may be redeemed at SMFG’s option, in whole, but not in part, on the first call date or any interest payment dates thereafter subject to prior confirmation of the Financial Services Agency of Japan (“FSA”).
The principal amount of the bonds may be written down upon the occurrence of certain trigger events. For example, if the Common Equity Tier 1 capital ratio falls below 5.125% (“Capital Ratio Event”), the principal amount required to fully restore the Common Equity Tier 1 capital ratio above 5.125% will be written down.
The principal amount of the bonds which has been written down due to a Capital Ratio Event may be reinstated at SMFG’s option, subject to prior confirmation of the FSA that the Common Equity Tier 1 capital ratio remains at a sufficiently high level after giving effect to such reinstatement.